INCOME TAXES (Schedule Of Principal Components Of The Deferred Tax Assets And Liabilities) (Details) - PRC [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets
Provision for doubtful accounts	$ 2,526	$ 1,545
Accrued payroll and welfare	1,175	1,394
Accrued liabilities-current	2,520	1,423
Less valuation allowance	$ (6,221)	$ (4,362)
Current deferred tax assets, net
Non-current deferred tax assets
Accrued Liabilities-non-current	$ 6	$ 5
Excessive advertising fee-non-current	1,409	1,073
Excessive employee education fee-non-current	152	74
Net operating loss carry forwards	60,571	52,794
Less valuation allowance	$ (62,138)	$ (53,946)
Non-current deferred tax assets, net
Non-current deferred tax liabilities